CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 855,362	$ 134,225	¥ 861,682
Accounts receivable, net of allowance of RMB156 and RMB381 (US$60) as of December 31, 2020 and 2021, respectively	56,132	8,808	77,965
Inventories, net	28,054	4,402	16,873
Amounts due from related parties, current	2,845	446	322
Prepayments and other current assets	72,851	11,431	64,619
Total current assets	1,015,244	159,312	1,021,461
Non-current assets
Property and equipment, net	12,286	1,928	6,390
Intangible assets, net	27,287	4,282	11,789
Operating lease right-of-use assets (including amounts related to leases from a related party of RMB174 and RMB32,044 (US$5,170) as of December 31, 2020 and 2021, respectively)	38,237	6,000	6,521
Amounts due from related parties	4,223	663
Other non-current assets	3,604	566	784
Total non-current assets	85,637	13,439	25,484
Total assets	1,100,881	172,751	1,046,945
Current liabilities
Accounts payable (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB19,980 and RMB25,950 (US$4,072) as of December 31, 2020 and 2021, respectively)	30,536	4,792	21,551
Deferred revenue and customer advances (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB268,613 and RMB302,980 (US$47,544) as of December 31, 2020 and 2021, respectively)	302,980	47,544	268,613
Amounts due to related parties (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB485 and RMB3,879 (US$608) as of December 31, 2020 and 2021, respectively)	8,853	1,389	485
Accrued expenses and other current liabilities (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB95,200 and RMB88,053 (US$13,817) as of December 31, 2020 and 2021, respectively)	115,895	18,186	107,029
Current operating lease liabilities (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB1,544 and RMB11,735 (US$1,841) as of December 31, 2020 and 2021, respectively; including amounts related to leases from a related party of RMB183 and RMB23,270 (US$3,652) as of December 31, 2020 and 2021, respectively)	24,669	3,871	1,544
Total current liabilities	482,933	75,782	399,222
Non-current liabilities
Non-current operating lease liabilities (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB5,070 and RMB6,501 (US$1,020) as of December 31, 2020 and 2021, respectively; including amounts related to leases from a related party of nil and RMB5,501 (US$863) as of December 31, 2020 and 2021, respectively)	9,577	1,503	5,070
Total non-current liabilities	9,577	1,503	5,070
Total liabilities	492,510	77,285	404,292
Commitments and contingencies
SHAREHOLDERS' EQUITY
Ordinary shares	185	29	184
Additional paid-in capital	1,066,052	167,287	1,050,304
Treasury stock	(164)	(26)
Accumulated other comprehensive loss	(34,677)	(5,442)	(21,861)
Accumulated deficit	(423,025)	(66,382)	(385,974)
Total shareholders' equity	608,371	95,466	642,653
Total liabilities and shareholders' equity	¥ 1,100,881	$ 172,751	¥ 1,046,945